Share capital - Rollforward table (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Share for services (in shares)	239,243	1,227,092	17,414
Balance	$ 142,918,829
Share for services	525,200	$ 4,112,647	$ 49,712
Share issuance costs		(5,240,756)	$ (1,088,190)
Balance	$ 147,545,399	$ 142,918,829
Common shares
Share capital
Balance (in shares)	61,922,999	32,860,291	25,877,686
Share for services (in shares)	239,243	1,227,092	17,414
Stock options exercised (in shares)		998,333
Restricted share units exercised (in shares)	376,622
Issuance of units (in shares)		22,462,000	6,900,000
Warrants exercised (in shares)	503,672	3,675,283	65,191
Performance share units exercised (in shares)	1,000,000	700,000
Balance (in shares)	64,042,536	61,922,999	32,860,291
Balance	$ 142,918,829	$ 51,923,471	$ 39,413,506
Share for services	525,200	4,112,647	49,712
Share options exercised		2,837,083
Restricted share units exercised	526,682
Fair value of stock options exercised		(1,357,160)
Issuance of units		84,083,757	17,250,000
Fair value of warrants		(15,369,626)	(3,803,751)
Share issuance costs		(5,003,222)	(1,243,485)
Warrants exercised	2,014,688	11,656,287	183,678
Fair value of warrants exercised		(3,999,272)	(95,263)
Performance share units exercised	1,560,000	3,322,000
Fair value of warrants earned			(21,452)
Balance	$ 147,545,399	$ 142,918,829	$ 51,923,471